Customers and Other Financing and Non-Financing Accounts Receivables - Summary of Other Accounts Receivable (Detail) - MXN ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Other financing receivables:
Sundry debtors	$ 40,441,699	$ 26,789,620
Employees and officers	5,831,951	5,541,324
Total other financing receivables	46,273,650	32,330,944
Other non-financing receivables:
Taxes to be recovered and prepaid taxes	34,559,264	63,432,179
Special Tax on Production and Services	11,958,400	6,135,511
Other accounts receivable	5,204,298	4,965,223
Total other non-financing receivables	51,721,962	74,532,913
Financing receivable individually evaluated for impairment	$ (976,833)	$ (788,453)